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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      200 Clarendon St., 25th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-12943
                         -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President of General Partner
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Tannenbaum             Boston, MA        11/13/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 21
                                        --------------------

Form 13F Information Table Value Total: 111,733
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

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
        Column 1              Column 2  Column 3  Column 4           Column 5            Column 6  Column 7       Column 8
---------------------------- ---------- --------- -------- ---------------------------- ---------- -------- ---------------------
                             Title                                             Type                            Voting Authority
                             of                   Value    SHRS OR   SH / PUT/ of       Investment Other    ---------------------
Name of Issuer               Class      CUSIP     (x$1000) PRN AMT   PRN  CALL Security Discretion Managers Sole      Shared None
---------------------------------------------------------------------------------------------------------------------------------
ASCENA RETAIL GROUP INC      COM        04351G101   13,951 650,400             SH       SOLE                  650,400
BOLT TECHNOLOGY CORP         COM        097698104    6,897 479,649             SH       SOLE                  479,649
BRT REALTY TRUST             SH BEN INT 055645303    5,663 871,245             SH       SOLE                  871,245
CACHE INC                    COM        127150308    1,712 536,727             SH       SOLE                  536,727
CASUAL MALE RETAIL GROUP INC COM        148711302    4,256 919,284             SH       SOLE                  919,284
DELTA APPAREL INC            COM        247368103    3,755 272,685             SH       SOLE                  272,685
DESTINATION MATERNITY CORP   COM        25065D100    5,398 288,651             SH       SOLE                  288,651
DREW INDUSTRIES INC          COM        26168L205    5,698 188,600             SH       SOLE                  188,600
EDAC TECHNOLOGIES CORP       COM        279285100    5,699 403,320             SH       SOLE                  403,320
INFUSYSTEM HOLDINGS INC      COM        45685K102    3,683 2,092,758           SH       SOLE                2,092,758
LEARNING TREE INTERNATIONAL  COM        522015106    3,139 616,741             SH       SOLE                  616,741
MATERIAL SCIENCES CORP       COM        576674105    5,713 625,045             SH       SOLE                  625,045
MAXYGEN INC                  COM        577776107    1,327 502,642             SH       SOLE                  502,642
MFC INDUSTRIAL LTD           COM        55278T105    1,670 200,000             SH       SOLE                  200,000
MITCHAM INDUSTRIES INC       COM        606501104    5,229 328,029             SH       SOLE                  328,029
NEWCASTLE INVESTMENT CORP    COM        65105M108    1,751 232,600             SH       SOLE                  232,600
OVERHILL FARMS INC           COM        690212105    4,156 907,500             SH       SOLE                  907,500
QLT INC                      COM        746927102    8,650 1,110,444           SH       SOLE                1,110,444
RUBY TUESDAY INC             COM        781182100    4,184 577,159             SH       SOLE                  577,159
SKECHERS USA INC-CL A        CL A       830566105   10,653 522,224             SH       SOLE                  522,224
WET SEAL INC/THE-CLASS A     CL A       961840105    8,549 2,713,860           SH       SOLE                2,713,860

                                        Total      111,733